Securitizations (Schedule of Economic Assumptions in Measuring Initial Fair Value of Subordinated Interests Resulting from Securitizations of Receivables) (Details) (Securitization of Lease Receivables [Member])
12 Months Ended
Mar. 31, 2011
Weighted average life (in years)	4.2
Minimum [Member]
Expected credit loss	0.03%
Discount rate	0.38%
Maximum [Member]
Expected credit loss	0.05%
Discount rate	0.80%